CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/ (LOSS) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	¥ 322,497	¥ 316,779	¥ 386,764
Cost of revenues	(137,848)	(128,844)	(261,372)
Gross profit	184,649	187,935	125,392
Operating expenses:
Sales and marketing expenses	(122,069)	(143,887)	(140,672)
General and administrative expenses	(52,072)	(90,636)	(212,411)
Research and development expenses	(55,045)	(47,518)	(38,232)
Impairment of goodwill			(1,395)
Total operating expenses	(229,186)	(282,041)	(392,710)
Loss from operations	(44,537)	(94,106)	(267,318)
Other income/(expenses):
Share of income/(loss) from equity method investments	51	(5,473)	(23,502)
Gain on disposal of a subsidiary	38,019
Long-term investment income/(loss), net	15,964
Short-term investment income	1,999	2,485	1,859
Government grant	3,447	3,304	10,103
Others, net	8,055	3,283	3,280
Income/(loss) before income tax	22,998	(90,507)	(275,578)
Income tax expense	(361)	(102)	(3,764)
Net income/(loss)	22,637	(90,609)	(279,342)
Net loss/(income) attributable to non-controlling interests	(694)	1,038	(889)
Net income /(loss) attributable to 36Kr Holdings Inc.'s ordinary shareholders	21,943	(89,571)	(280,231)
Net income/(loss)	22,637	(90,609)	(279,342)
Other comprehensive income/(loss)
Foreign currency translation adjustments	3,127	(1,090)	(4,843)
Total other comprehensive income/(loss)	3,127	(1,090)	(4,843)
Total comprehensive income/(loss)	25,764	(91,699)	(284,185)
Net loss/(income) attributable to non-controlling interests	(694)	1,038	(889)
Comprehensive income/(loss) attributable to 36Kr Holding Inc.'s ordinary shareholders	¥ 25,070	¥ (90,661)	¥ (285,074)
Net income/(loss) per ordinary share (RMB)
-Basic	¥ 0.021	¥ (0.087)	¥ (0.275)
-Diluted	¥ 0.021	¥ (0.087)	¥ (0.275)
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares)	1,034,547,219	1,025,068,349	1,019,316,944
-Diluted (in shares)	1,034,547,219	1,025,068,349	1,019,316,944
ADS
Net income/(loss) per ordinary share (RMB)
-Basic	¥ 0.530	¥ (2.185)	¥ (6.873)
-Diluted	¥ 0.530	¥ (2.185)	¥ (6.873)
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares)	41,381,889	41,002,734	40,772,678
-Diluted (in shares)	41,381,889	41,002,734	40,772,678
Cost of revenues
Share-based compensation expenses included in
Employee consideration	¥ 1,571	¥ 1,322	¥ 1,123
Sales and marketing expenses
Share-based compensation expenses included in
Employee consideration	3,558	8,526	16,168
General and administrative expenses
Share-based compensation expenses included in
Employee consideration	7,943	5,622	19,508
Research and development expenses
Share-based compensation expenses included in
Employee consideration	814	(452)	2,478
Online advertising services
Revenues:
Total revenues	221,620	214,722	172,811
Enterprise value-added services
Revenues:
Total revenues	72,640	74,032	193,213
Subscription services
Revenues:
Total revenues	¥ 28,237	¥ 28,025	¥ 20,740